Unaudited Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	€ 13,258	€ 14,113
Non-current assets	13,258	14,113
Cash and cash equivalents	119,765	149,408
Prepayments and other receivables	3,931	3,747
Other taxes	583	690
Current assets	124,279	153,845
Total assets	137,537	167,958
Equity
Equity attributable to owners of the Company	66,983	88,560
Total equity	66,983	88,560
Liabilities
Lease liabilities	10,481	11,067
Deferred income	26,985	29,429
Non-current liabilities	37,466	40,496
Borrowings	4,727	4,582
Lease liabilities	1,654	1,567
Derivative financial instruments	290	468
Trade payables	1,283	16
Social securities and other taxes	281	1,478
Deferred income	17,450	21,942
Other current liabilities	7,403	8,849
Current liabilities	33,088	38,902
Total liabilities	70,554	79,398
Total equity and liabilities	€ 137,537	€ 167,958